February 20, 1999

Report to Fellow Shareholders:

     The double-digit returns of 16.16%, 12.37% and 13.13% in 1995, 1996 and 1997, respectively, were not maintained in 1998. Nicholas Income Fund's total return last year was 0.47%, which means we experienced a capital loss. After a bad third quarter, which was down 4.00%, the Fund recovered 2.13% in the fourth quarter to eke out a miniscule gain for the year. Performance figures for periods ended December 31, 1998, can be seen in the chart below:


                                                Average Annual Total Return*
                                        ------------------------------------------------
                                        1 Year     3 Years  5 Years  10 Years   15 Years
                                        ------     -------  -------  --------   --------
Nicholas Income Fund, Inc.
 (Distributions Reinvested)...........   0.47%      8.50%    8.17%    8.86%      9.81%
Morningstar High Yield Bond  Fund
 Category (Distributions Reinvested)..  (0.72)%     8.05%    7.27%    9.27%      9.98%
Lehman Brothers Intermediate High Yield
 Corporate Bond Index.................   1.50%      8.45%    8.36%   10.38%     11.20%
Consumer Price Index (Inflation)......   1.61%      2.36%    3.14%    3.28%
Ending value of $10,000 invested in
 Nicholas Income Fund, Inc.
 (Distributions Reinvested)...........  $10,047    $12,772  $14,810  $23,362   $40,701

     At December 31, 1998, total net assets of Nicholas Income Fund were $239 million and cash and equivalents were 3.58%. During 1998 the Fund performed somewhat better than other funds in the high-yield corporate bond category. The average member of this group was in the red and some funds posted losses greater than 5%. In addition, shareholders should know that Nicholas Income Fund's bond portfolio is entirely domestic, and that we do not buy bonds rated below
B. Management also wants to remind shareholders that the Fund provided a 30-day SEC yield of 9.49% as of December 31, 1998.

     Finally, it should be noted that the Nicholas Income
Fund has generally provided annual returns well above the inflation rate. For example, over the last 10 years, the real annual rate of return (annual return less inflation rate) has been 5.72%.

     Thank you for your interest in the Nicholas Income Fund.


Sincerely,


/S/ Albert O. Nicholas
----------------------
    Albert O. Nicholas
    President



*Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value, and yield, will fluctuate so an investment, when redeemed, may be worth more or less than original cost.



Financial Highlights
(For a share outstanding throughout each period)
-------------------------------------------------------------------------------

                                                                  Year ended December 31,
                             ----------------------------------------------------------------------------------------------
                             1998      1997      1996      1995      1994      1993      1992      1991      1990     1989
                             ----      ----      ----      ----      ----      ----      ----      ----      ----     ----
NET ASSET VALUE,
   BEGINNING OF PERIOD.....  $3.69     $3.53     $3.42     $3.21     $3.52     $3.38     $3.34     $3.01     $3.44    $3.68
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income...     .32       .30       .30       .30       .30       .30       .31       .35       .39      .38
  Net gains (losses) on
   securities (realized
   and unrealized)........    (.30)      .15       .11       .21      (.31)      .13       .03       .33      (.43)    (.24)
                             -----     -----     -----     -----     -----     -----     -----     -----     -----    -----
    Total from investment
     operations...........     .02       .45       .41       .51      (.01)      .43       .34      .68       (.04)     .14
                             -----     -----     -----     -----     -----     -----     -----    -----      -----    -----

  LESS DISTRIBUTIONS*:
  Dividends (from net
   investment income).....    (.32)     (.29)     (.30)     (.30)     (.30)     (.29)     (.30)     (.35)     (.39)    (.38)
                             -----     -----     -----     -----     -----     -----     -----     -----     -----    -----

NET ASSET VALUE, END OF
   PERIOD.................   $3.39     $3.69     $3.53     $3.42     $3.21     $3.52     $3.38     $3.34     $3.01    $3.44
                             -----     -----     -----     -----     -----     -----     -----     -----     -----    -----
                             -----     -----     -----     -----     -----     -----     -----     -----     -----    -----

TOTAL RETURN..............   0.47%    13.13%    12.37%    16.16%   (0.17)%    12.95%    10.33%    23.05%   (1.03)%    3.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (millions)...............  $239.4    $254.2    $185.7    $162.1    $140.9    $158.3    $119.1     $79.9     $60.6    $75.4
Ratio of expenses to
 average net assets.......    .48%      .50%      .55%      .58%      .59%      .62%      .69%      .76%      .77%      .81%
Ratio of net investment
 income to average net
 assets...................   8.69%     8.29%     8.55%     8.72%     8.75%     8.42%     9.23%    10.70%    11.74%    10.46%
Portfolio turnover rate...   49.3%     32.2%     33.2%     29.2%     29.2%     39.1%     56.1%     27.5%     40.4%     39.6%

* The Fund distributed no capital gains for the time periods listed.

The accompanying notes to financial statements are an integral part of these statements.

Top Ten Issuers
December 31, 1998 (unaudited)
-------------------------------------------------------------------------------

                                           Percentage
Name                                      of Net Assets
----                                      -------------
Stater Brothers Holdings, Inc................ 4.12%
Greyhound Lines, Inc......................... 3.73%
Advanced Micro Devices, Inc.................. 3.56%
Playtex Family Products Corp. ............... 3.46%
Fisher Scientific International Inc.......... 3.34%
Paging Network, Inc.......................... 3.28%
Nine West Group, Inc......................... 3.17%
Comcast Corporation.......................... 3.11%
Brown Group, Inc............................. 3.09%
Canadian Forest Oil Ltd...................... 3.08%
                                             ------
   Total of top ten issuers................. 33.94%
                                             ------
                                             ------

Schedule of Investments
December 31, 1998
-------------------------------------------------------------------------------

                                                                  Quoted
Shares or                                                         Market
Principal                                                         Value
  Amount                                                         (Note A)
---------                                                       ----------
NON-CONVERTIBLE BONDS - 81.87%

              Consumer Products and Services - 23.39%

$  7,000,000  Brown Group, Inc.
               9.50%, 10/15/06                                   $ 7,393,750
   7,875,000  Greyhound Lines, Inc.
               11.50%, 4/15/07                                     8,938,125
   5,000,000  KinderCare Learning Centers, Inc.
               9.50%, 2/15/09                                      4,975,000
   8,000,000  Nine West Group, Inc.
               9.00%, 8/15/07                                      7,600,000
   3,600,000  Outboard Marine Corp.
               8.625%, 3/15/01                                     3,702,686
   6,200,000  Paging Network, Inc.
               10.125%, 8/1/07                                     5,983,000
   2,000,000  Paging Network, Inc.
               8.875%, 2/1/06                                      1,860,000
   8,000,000  Playtex Family Products Corp.
               9.00%, 12/15/03                                     8,280,000
   8,000,000  Revlon Consumer Products Corporation
               8.625%, 2/1/08                                      7,280,000
                                                                -------------
                                                                  56,012,561
                                                                -------------

              Diversified Products and Services - 2.17%

   4,150,000  Sequa Corp.
               8.75%, 12/15/01                                     4,191,500
   1,000,000  Sequa Corp.
               9.625%, 10/15/99                                    1,015,300
                                                                -------------
                                                                   5,206,800
                                                                -------------

              Energy - 5.73%

   7,850,000  Canadian Forest Oil Ltd.
               8.75%, 9/15/07                                      7,379,000
   2,000,000  Triton Energy Limited
               8.75%, 4/15/02                                      1,780,000
   5,000,000  Triton Energy Limited
               9.25%, 4/15/05                                      4,550,000
                                                                -------------
                                                                  13,709,000
                                                                -------------

              Finance and Insurance - 0.61%

   1,000,000  Litchfield Financial Corp.
               10.00%, 11/1/04                                     1,000,000
     475,000  Litchfield Financial Corp.
               8.875%, 11/1/03                                       460,750
                                                                -------------
                                                                   1,460,750
                                                                -------------

              Food and Beverages - 5.72%

   3,000,000  Chiquita Brands International, Inc.
               10.25%, 11/1/06                                     3,112,500
   3,000,000  Chiquita Brands International, Inc.
               9.125%, 3/1/04                                      3,000,000
   1,000,000  Chiquita Brands International, Inc.
               9.625%, 1/15/04                                     1,017,500
   4,000,000  Fleming Companies, Inc.
               10.50%, 12/1/04                                     3,780,000
   3,000,000  Fleming Companies, Inc.
               10.625%, 7/31/07                                    2,797,500
                                                                -------------
                                                                  13,707,500
                                                                -------------

              Food Retailer - 6.33%

   5,000,000  Perkins Family Restaurants, L.P.
               10.125%, 12/15/07                                   5,300,000
   6,070,000  Stater Brothers Holdings, Inc.
               11.00%, 3/1/01                                      5,994,125
   4,000,000  Stater Brothers Holdings, Inc.
               9.00%, 7/1/04                                       3,860,000
                                                                -------------
                                                                  15,154,125
                                                                -------------

              Health Care Products - 3.34%

   8,000,000  Fisher Scientific International Inc.
               9.00%, 2/1/08                                       8,000,000
                                                                -------------


              Health Care Services - 6.50%

   5,000,000  Genesis Health Ventures, Inc.
               9.25%, 10/1/06                                      4,700,000
   8,000,000  Magellan Health Services, Inc.
               9.00%, 2/15/08                                      7,040,000
   4,000,000  Quorum Health Group, Inc.
               8.75%, 11/1/05                                      3,820,000
                                                                -------------
                                                                  15,560,000
                                                                -------------

              Industrial Products and Services - 8.33%

   7,750,000  CEX Holdings, Inc.
               9.625%, 6/1/08                                      6,897,500
   8,000,000  Doman Industries Ltd.
               9.25%, 11/15/07                                     5,920,000
   8,000,000  Parker Drilling Company
               9.75%, 11/15/06                                     7,120,000
                                                                -------------
                                                                  19,937,500
                                                                -------------

              Media, Communications and
              Entertainment - 16.19%

   2,000,000  Adelphia Communications Corp.
               11.875%, 9/15/04                                    2,150,000
   7,000,000  American Media, Inc.
               11.625%, 11/15/04                                   7,140,000
   5,000,000  Cinemark USA, Inc.
               9.625%, 8/1/08                                      5,225,000
   2,000,000  Comcast Cellular Communications, Inc.
               9.50%, 5/1/07                                       2,120,000
   5,000,000  Comcast Corporation
               9.375%, 5/15/05                                     5,337,500
   4,000,000  CSC Holdings, Inc.
               9.875%, 5/15/06                                     4,360,000
   5,000,000  Hollinger International, Inc.
               9.25%, 2/1/06                                       5,275,000
   2,000,000  Young Broadcasting Inc.
               10.125%, 2/15/05                                    2,105,000
   5,000,000  Young Broadcasting Inc.
               9.00%, 1/15/06                                      5,050,000
                                                                -------------
                                                                  38,762,500
                                                                -------------

              Technology - 3.56%

   8,000,000  Advanced Micro Devices, Inc.
               11.00%, 8/1/03                                      8,520,000
                                                                -------------
                 TOTAL NON-CONVERTIBLE BONDS
                  (cost $202,847,344)                            196,030,736
                                                                -------------


CONVERTIBLE BONDS - 4.51%

   7,531,000  Emeritus Corporation
               6.25%, 1/1/06                                       5,638,836
   1,900,000  Thermo Optek Corporation
               5.00%, 10/15/00                                     1,812,125
   3,348,000  ThermoQuest Corporation
               5.00%, 8/15/00                                      3,335,445
                                                                -------------
                 TOTAL CONVERTIBLE BONDS
                  (cost $11,062,555)                              10,786,406
                                                                -------------

STOCKS - 10.04%


     265,000  Glacier Water Trust I
               Preferred, 9.0625%, 1/31/28                         5,101,250
       5,000  Homestead Savings Convertible
               Preferred, Series A, $2.95 *                            5,000
     100,000  Healthcare Realty Trust Inc.                         2,231,250
     260,000  National Health Investors, Inc.                      6,418,750
     611,828  National Health Realty, Inc.                         6,959,544
     110,000  Omega Healthcare Investors, Inc.                     3,320,625
                                                                -------------
                 TOTAL STOCKS
                  (cost $26,560,767)                              24,036,419
                                                                -------------

SHORT-TERM INVESTMENTS - 1.74%

              Commercial Paper - 1.67%

   4,000,000  Fiserv, Inc.
               5.20%, due January 4, 1999                          4,000,000
                                                                -------------

              Variable Rate Demand Notes - 0.07%

     127,831  General Mills, Inc.
               5.23%, due January 4, 1999                            127,831

      26,638  Sara Lee Corporation
               5.23%, due January 4, 1999                             26,638
                                                                -------------
                                                                     154,469
                                                                -------------

                 TOTAL SHORT-TERM INVESTMENTS
                  (cost $4,152,158)                                4,154,469
                                                                -------------

                 TOTAL INVESTMENTS
                  (cost $244,622,824)                            235,008,030
                                                                ------------

              CASH AND RECEIVABLES,
                 NET OF LIABILITIES - 1.84%                        4,411,825
                                                                -------------

                 TOTAL NET ASSETS
                  (Basis of percentages
                   disclosed above)                              239,419,855
                                                                -------------
                                                                -------------

* This security has been classified as non-income producing.


  The accompanying notes to financial statements are an integral part of this schedule.




Statement of Assets and Liabilities
December 31, 1998
-------------------------------------------------------------------------------

ASSETS:
     Investments in securities at market value (cost $244,622,824) (Note A)............     $235,008,030

     Interest and dividends receivable.................................................        6,004,230
                                                                                            ------------
               Total assets............................................................      241,012,260
                                                                                            ------------
LIABILITIES:
     Payables-
          Dividends payable............................................................        1,426,437
          Management fee (Note C)......................................................           82,527
          Other payables and accrued expenses..........................................           83,441
                                                                                            ------------
               Total liabilities.......................................................        1,592,405
                                                                                            ------------
               Total net assets........................................................     $239,419,855
                                                                                            ------------
                                                                                            ------------


NET ASSETS CONSIST OF:
     Fund shares issued and outstanding................................................     $252,360,857
     Net unrealized depreciation on investments (Note B)...............................       (9,617,105)
     Accumulated net realized losses on investments....................................       (4,067,693)
     Accumulated undistributed net investment income...................................          743,796
                                                                                            ------------
                                                                                            $239,419,855
                                                                                            ------------
                                                                                            ------------

NET ASSET VALUE PER SHARE ($.01 par value, 100,000,000 shares authorized), offering price and redemption price ($239,419,855/70,591,700
     shares outstanding)...............................................................            $3.39
                                                                                                   -----
                                                                                                   -----

          The accompanying notes to financial statements are an integral part of this statement.


Statement of Operations
For the Year Ended December 31, 1998
-------------------------------------------------------------------------------

INCOME: (Note A)
     Interest......................................     $20,820,295
     Dividends.....................................       2,588,125
     Other.........................................         169,618
                                                        -----------
          Total income.............................      23,578,038
                                                        -----------
EXPENSES:
     Management fee (Note C).......................         926,354
     Transfer agent fees...........................         135,545
     Registration fees.............................          42,844
     Legal fees....................................          26,631
     Postage and mailing fees......................          21,845
     Audit and tax consulting fees.................          14,900
     Custodian fees................................          12,462
     Printing fees.................................          12,315
     Directors' fees...............................          12,000
     Insurance fees................................           8,500
     Pricing service fees..........................           5,858
     Telephone fees................................           4,569
     Other operating expenses......................           1,636
                                                        -----------
          Total expenses...........................       1,225,459
                                                        -----------
          Net investment income....................      22,352,579
                                                        -----------

NET REALIZED GAINS ON INVESTMENTS..................       1,478,353

NET DECREASE IN UNREALIZED APPRECIATION
  ON INVESTMENTS...................................     (23,042,691)
                                                        -----------
          Net loss on investments..................     (21,564,338)
                                                        -----------
          Net increase in net assets
          resulting from operations................     $   788,241
                                                        -----------
                                                        -----------



                               The accompanying notes to financial statements
                                  are an integral part of this statement.


Statements of Changes in Net Assets
For the years ended December 31, 1998 and 1997
-------------------------------------------------------------------------------

                                                                             1998                    1997
                                                                          ------------         -------------
OPERATIONS:
     Net investment income...........................................     $ 22,352,579          $ 18,216,084
     Net realized gain on investments.........................               1,478,353             1,781,466
     Net increase (decrease) in unrealized appreciation on investments     (23,042,691)            7,724,030
                                                                          ------------         -------------
          Net increase in net assets resulting from operations.......          788,241            27,721,580
                                                                          ------------         -------------


DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income
       ($0.3155 and $0.2903 per share, respectively).................      (22,331,451)          (18,102,607)
                                                                          ------------         -------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued (18,725,675 and 21,707,323
       shares, respectively).........................................       67,790,328           79,140,388
     Net asset value of shares issued in distributions from net investment income (4,867,962 and 3,765,603 shares,
       respectively).................................................       16,989,161           13,707,776
     Cost of shares redeemed (21,806,858 and 9,318,378
       shares, respectively).........................................      (78,022,412)         (33,929,068)
                                                                          ------------         ------------
          Increase in net assets derived from
            capital share transactions...............................        6,757,077           58,919,096
                                                                          ------------         ------------
          Total increase (decrease) in net assets....................      (14,786,133)          68,538,069
                                                                          ------------         ------------

NET ASSETS:
      Beginning of period (including undistributed net
        investment income of $722,668 and $609,191, respectively)....      254,205,988          185,667,919
                                                                          ------------         ------------
     End of period (including undistributed net
       investment income of $743,796 and $722,668, respectively).....     $239,419,855         $254,205,988
                                                                          ------------         ------------
                                                                          ------------         ------------


                               The accompanying notes to financial statements.
                                  are an integral part of these statements.

Notes to Financial Statements
December 31, 1998
-----------------------------------------------------------------------------

Note A -- Summary of significant accounting policies:

     Nicholas Income Fund, Inc. (the "Fund") is an open-end diversified investment company. The primary objective of the Fund is high current income consistent with the preservation and conservation of capital values.

      Securities valuation -- Market values of most debt securities are based on valuations provided by a pricing service, which determines valuations for normal, institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders. Equity securities, are generally valued at the last sale price reported by the principal security exchange on which the issue is traded or if no sale is reported, the latest bid price is used. U.S. Treasury Bills and commercial paper, if any, are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Variable rate demand notes are valued at cost which approximates market value.

      Securities transactions and related investment income -- Securities transactions are generally recorded no later than the first business day after the trade date (date the order to buy or sell is executed). Gains or losses on sales of investments are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.


Note B -- Income taxes:

     No provision has been made for federal income taxes or excise taxes because it is the policy of the Fund to distribute all taxable net income and qualify as a "regulated investment company" under the provisions in the Internal Revenue Code applicable to regulated investment companies. The Fund is not subject to State of Wisconsin income taxes. As of December 31, 1998, the Fund has approximately $4,068,000 of net capital losses which may be used to offset capital gains in future years. Capital loss carryovers of approximately $482,000 will expire in 1999, $2,081,000 in 2000, and $1,505,000 in 2003. Approximately $1,888,000 of capital loss carry overs generated in previous years expired on December 31, 1998.

     At December 31, 1998, the net unrealized depreciation based on cost was as follows (the Fund's book and Federal income tax cost of investment assets were substantially identical):

         Aggregate gross unrealized appreciation for all
           investments in which there was an excess of
           value over tax cost.........................       $ 3,978,561
         Aggregate gross unrealized depreciation for all
           investments in which there was an excess of
           tax cost over value.........................       (13,595,666)
                                                              -----------
                Net unrealized depreciation............       $(9,617,105)
                                                              -----------
                                                              -----------



Note C -- Expenses:

     The Fund has an investment advisory agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. The management fee of Nicholas Company, Inc. is payable at an annual rate of 1/2 of 1% of the average daily net assets of the Fund up to and including $50,000,000. On average daily net assets over $50,000,000 up to and including $100,000,000, the management fee is reduced to an annual rate of 4/10 of 1% and on average daily net assets over $100,000,000, the fee is further reduced to an annual rate of 3/10 of 1%. Nicholas Company, Inc. has agreed to reduce such management fee by any operating expenses (other than management fee) incurred by the Fund in excess of 1/2 of 1% of average daily net assets.

    At December 31, 1998, liabilities of the Fund included $82,527 payable to the investment adviser.


Note D -- Investment portfolio transactions:

     For the year ended December 31, 1998, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $140,593,383 and $117,783,368, respectively.

Independent Auditors' Report

To the Board of Directors and Shareholders of Nicholas Income Fund, Inc.:

    We have audited the accompanying statement of assets and liabilities of Nicholas Income Fund, Inc. (the "Fund"), including the schedule of investments, as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Nicholas Income Fund, Inc. as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

January 25, 1999
Historical Record (unaudited)
------------------------------------------------------------------------------

                                             Net Investment     Growth of
                                  Net           Income         An Initial
                              Asset Value     Distributions      $10,000
                               Per Share        Per Share      Investment**
                              -----------     -------------    ------------
November 21, 1977 *..........   $5.10            $   --          $10,000
December 31, 1987............    3.64             0.4660          22,560
December 31, 1988............    3.68             0.3710          25,164
December 31, 1989............    3.44             0.3830          26,155
December 31, 1990............    3.01             0.3970          25,886
December 31, 1991............    3.34             0.3460          31,853
December 31, 1992............    3.38             0.2955          35,143
December 31, 1993............    3.52             0.2890          39,695
December 31, 1994............    3.21             0.3010          39,626
December 31, 1995............    3.42             0.2950          46,029
December 31, 1996............    3.53             0.2960          51,721
December 31, 1997............    3.69             0.2903          58,514
December 31, 1998............    3.39             0.3155          58,788

  * Initial date under Nicholas Company, Inc. management.
 ** Assuming reinvestment of distributions.
    The Fund distributed no capital gains for the time periods listed.



NICHOLAS FAMILY OF FUNDS
Services Offered
---------------------------------------------------------------------
* IRAs
        *Traditional    *Simple     *Educational
        *Roth           *SEP

*Self-employed Master Retirement Plan
        *Money Purchase *Profit Sharing

*Automatic Investment Plan

*Direct Deposite of Distributions

*Systematic Withdrawl Plan

*Monthly Automatic Exchange between Funds

*Telephone Redemption (Regular accounts only)

*Telephone Exchange

*24-hour Automated Account Information (800-544-6547)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds.


OFFICERS AND DIRECTORS

ALBERT O. NICHOLAS
President and Director

FREDERICK F. HANSEN
Director

JAY H. ROBERTSON
Director

MELVIN L. SCHULTZ
Director

DAVID L. JOHNSON
Executive Vice President

THOMAS J. SAEGER
Executive Vice President and Secretary

JEFFREY T. MAY
Senior Vice President and Treasurer

DAVID O. NICHOLAS
Senior Vice President

CANDACE L. LESAK
Vice President

KATHLEEN A. EVANS
Assistant Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
414-272-6133 or 800-227-5987

Transfer Agent
FIRSTAR MUTUAL FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Custodian
FIRSTAR BANK MILWAUKEE, N.A.
Milwaukee, Wisconsin

Counsel
MICHAEL, BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

Auditors
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin





This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ANNUAL REPORT

NICHOLAS INCOME FUND, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

December 31, 1998